Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000092797 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092797 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092797 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092797 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092797 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092797 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092797 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092797 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092797 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092797 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092797 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000092797 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000092797 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000092797 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000092797 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.80%
C000092797 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092797 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092797 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092797 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092797 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092797 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089434 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089434 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089434 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089434 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089434 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089434 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089434 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089434 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089434 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089434 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089434 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000089434 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000089434 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000089434 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089434 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089434 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.20%
C000089434 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089434 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089434 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000089434 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089434 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089436 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089436 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089436 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089436 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089436 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089436 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089436 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089436 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089436 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089436 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089436 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000089436 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000089436 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000089436 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089436 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089436 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.20%
C000089436 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089436 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089436 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000089436 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089436 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000120088 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120088 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120088 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120088 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120088 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120088 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120088 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120088 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120088 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120088 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120088 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000120088 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000120088 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000120088 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000120088 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.80%
C000120088 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.20%
C000120088 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000120088 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000120088 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000120088 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000120088 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089437 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089437 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089437 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089437 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089437 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089437 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089437 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089437 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089437 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089437 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089437 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000089437 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000089437 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.10%
C000089437 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089437 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.80%
C000089437 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.20%
C000089437 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089437 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089437 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000089437 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089437 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089479 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089479 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089479 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089479 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089479 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089479 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089479 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089479 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089479 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089479 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089479 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089479 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089479 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000089479 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.80%
C000089479 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089479 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089479 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000089479 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000089479 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089479 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089479 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089477 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089477 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089477 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089477 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089477 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089477 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089477 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089477 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089477 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089477 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089477 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089477 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089477 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000089477 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.80%
C000089477 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089477 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089477 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000089477 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000089477 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089477 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089477 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089478 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089478 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089478 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089478 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089478 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089478 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089478 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089478 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089478 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089478 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089478 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089478 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089478 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000089478 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.80%
C000089478 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089478 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089478 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000089478 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000089478 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089478 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089478 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000163729 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163729 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000163729 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163729 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163729 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163729 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163729 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163729 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163729 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163729 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163729 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000163729 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163729 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000163729 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.80%
C000163729 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000163729 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000163729 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000163729 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000163729 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000163729 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163729 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092805 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092805 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092805 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000092805 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092805 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092805 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092805 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092805 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092805 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092805 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000092805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092805 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000092805 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.80%
C000092805 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092805 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092805 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092805 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000092805 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092805 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092805 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000019943 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019943 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019943 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019943 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019943 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019943 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019943 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019943 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019943 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019943 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019943 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019943 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000019943 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019943 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.60%
C000019943 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000019943 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.30%
C000019943 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019943 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019942 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019942 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019942 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019942 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019942 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019942 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019942 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019942 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019942 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019942 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019942 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019942 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000019942 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019942 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.60%
C000019942 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000019942 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.30%
C000019942 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019942 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019941 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019941 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019941 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019941 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019941 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019941 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019941 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019941 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019941 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019941 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019941 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019941 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000019941 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019941 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.60%
C000019941 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000019941 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.30%
C000019941 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019941 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163725 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000163725 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163725 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000163725 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163725 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163725 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163725 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163725 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163725 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163725 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163725 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000163725 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000163725 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000163725 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.60%
C000163725 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000163725 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.30%
C000163725 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000163725 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019944 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019944 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019944 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019944 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019944 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019944 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019944 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019944 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019944 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019944 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019944 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019944 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000019944 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000019944 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.60%
C000019944 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000019944 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.30%
C000019944 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019944 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089285 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089285 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089285 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089285 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089285 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089285 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089285 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089285 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089285 | FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089285 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089285 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089285 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000089285 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000089285 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000089285 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089285 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089285 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000089285 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000089285 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089285 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089281 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089281 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089281 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089281 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089281 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089281 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089281 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089281 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089281 | FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089281 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089281 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089281 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000089281 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000089281 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000089281 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089281 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089281 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000089281 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000089281 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089281 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089282 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089282 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089282 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089282 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089282 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089282 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089282 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089282 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089282 | FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089282 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089282 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089282 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000089282 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000089282 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000089282 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089282 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089282 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000089282 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000089282 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089282 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163727 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163727 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163727 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163727 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163727 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163727 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163727 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163727 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163727 | FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163727 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163727 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000163727 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000163727 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000163727 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000163727 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163727 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163727 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000163727 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000163727 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000163727 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089284 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089284 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089284 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089284 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089284 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089284 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089284 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089284 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089284 | FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089284 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089284 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000089284 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000089284 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000089284 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	32.40%
C000089284 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089284 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089284 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000089284 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000089284 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089284 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092782 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092782 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092782 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092782 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092782 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092782 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092782 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092782 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092782 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092782 | FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092782 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000092782 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092782 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092782 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000092782 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.70%
C000092782 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.50%
C000092780 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092780 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092780 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092780 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092780 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092780 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092780 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092780 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092780 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092780 | FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092780 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000092780 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092780 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092780 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000092780 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.70%
C000092780 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.50%
C000092781 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092781 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092781 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092781 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092781 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092781 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092781 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092781 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092781 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092781 | FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092781 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000092781 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092781 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092781 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000092781 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.70%
C000092781 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.50%
C000120071 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000120071 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120071 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120071 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000120071 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000120071 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120071 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120071 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120071 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120071 | FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120071 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000120071 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000120071 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.90%
C000120071 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000120071 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.70%
C000120071 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.50%
C000092779 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092779 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092779 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092779 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092779 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092779 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092779 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092779 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092779 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092779 | FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092779 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000092779 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092779 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.90%
C000092779 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.70%
C000092779 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	16.70%
C000092779 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.50%
C000019968 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019968 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019968 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019968 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019968 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019968 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019968 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019968 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019968 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019968 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019968 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000019968 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000019968 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000019968 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000019968 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000019968 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000019968 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000019968 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019968 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000019968 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000019968 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064965 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064965 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064965 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064965 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064965 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064965 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064965 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064965 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064965 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064965 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064965 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000064965 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000064965 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000064965 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000064965 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000064965 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064965 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064965 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064965 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000064965 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000064965 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064966 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064966 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064966 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064966 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064966 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064966 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064966 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064966 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064966 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064966 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064966 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000064966 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000064966 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000064966 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000064966 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000064966 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064966 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064966 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064966 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000064966 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000064966 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000177470 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177470 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177470 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177470 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177470 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177470 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177470 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177470 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177470 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177470 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177470 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000177470 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000177470 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000177470 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000177470 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000177470 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000177470 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000177470 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177470 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000177470 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000177470 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064967 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064967 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064967 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064967 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064967 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064967 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064967 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064967 | FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064967 | FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064967 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064967 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000064967 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000064967 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000064967 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000064967 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000064967 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064967 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064967 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064967 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000064967 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000064967 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089291 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089291 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089291 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089291 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089291 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089291 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089291 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089291 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089291 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089291 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089291 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089291 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089291 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000089291 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000089291 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089291 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000089291 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089286 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089286 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089286 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089286 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089286 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089286 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089286 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089286 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089286 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089286 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089286 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089286 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089286 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000089286 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000089286 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089286 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000089286 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089288 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089288 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089288 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089288 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089288 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089288 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089288 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089288 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089288 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089288 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089288 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089288 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089288 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000089288 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000089288 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089288 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000089288 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000120086 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000120086 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120086 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120086 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120086 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120086 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120086 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120086 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120086 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120086 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120086 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000120086 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000120086 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000120086 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000120086 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000120086 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000120086 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089290 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089290 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089290 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089290 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089290 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089290 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089290 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089290 | FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089290 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089290 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089290 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089290 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089290 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000089290 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000089290 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000089290 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000089290 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.90%